Sale of Interests in Gas Properties (Detail) (USD $)	9 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Sale of Interests in Non-core Leasehold Assets Guernsey County, Ohio acre	Dec. 31, 2013 Sale of Interests in Non-core Leasehold Assets Guernsey County, Ohio acre	Dec. 31, 2013 Sale of Interests in Non-core Leasehold Assets Lycoming County	Mar. 31, 2011 Sale of Interests in Non-core Leasehold Assets Whipkey Field acre
Significant Acquisitions and Disposals [Line Items]
Undivided interest in leaseholds (percentage)						75.00%	75.00%
Net acres						2,136	2,136		1,000
Amount exchanged in sale of interests in gas properties						$ 22,000,000	$ 22,000,000	$ 7,000,000
Proceeds from sale of interest in gas properties	11,542,000	0	6,792,000	0	5,710,000	11,000,000		6,000,000	1,700,000
Proceeds from sale of carried working interest						11,000,000
Net acres closed						1,033	1,033
Gain (loss) from sale of interest in gas properties			$ (4,230,000)	$ 0	$ 1,478,000		$ 0	$ (4,200,000)	$ 1,500,000
Percentage of non-operated working interest in properties sold								100.00%	50.00%
Percentage of working interest in properties own									50.00%